Loans and Borrowings - Schedule of Bank Borrowings (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Schedule of Bank Borrowings [Line Items]
Total loans and borrowings	$ 689,099	$ 541,787	$ 835,800
Standard Chartered Bank Enterprise Financing Temporary Bridging Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 275,000
Maturity Date	Jul. 31, 2025
Interest Rate	4.12% below prevailing Business Instalment Loan Board Rate, subject to a cap of 5%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 7,775	6,113	56,322
ANEXT Bank Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Jan. 26, 2028
Interest Rate	Fixed at 8.80%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 171,316	134,693	200,223
Standard Chartered Bank Business Installment Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Aug. 31, 2028
Interest Rate	0.72% below prevailing Business Instalment Loan Board Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 203,007	159,609	230,670
OCBC Business Term Loan [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 300,000
Maturity Date	Aug. 31, 2028
Interest Rate	4.25% below prevailing Business Term Rate
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 205,419	161,506	233,111
DBS SME Working Capital Loan II [Member]
Schedule of Bank Borrowings [Line Items]
Principal amount	$ 150,000
Maturity Date	Aug. 09, 2028
Interest Rate	Fixed at 7.75%
Repayment Method	Monthly Repayment
Total loans and borrowings	$ 101,582	$ 79,866	$ 115,474